SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2014
SEGMENTED INFORMATION
SEGMENTED INFORMATION

3.          SEGMENTED INFORMATION

Three months ended June 30, 2014	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate [1]	Consolidated
(millions of Canadian dollars)
Revenues	991	629	6,286	2,120	-	10,026
Commodity and gas distribution costs	-	(337)	(6,050)	(1,336)	-	(7,723)
Operating and administrative	(279)	(137)	(50)	(341)	(7)	(814)
Depreciation and amortization	(121)	(88)	(23)	(156)	(5)	(393)
Environmental costs, net of recoveries	7	-	-	(43)	-	(36)
	598	67	163	244	(12)	1,060
Income/(loss) from equity investments	39	-	29	17	(20)	65
Other income/(expense)	2	(1)	4	(1)	211	215
Interest income/(expense)	(87)	(40)	(25)	(110)	31	(231)
Income taxes expense	(120)	(7)	(64)	(46)	(39)	(276)
Earnings	432	19	107	104	171	833
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(1)	-	-	(17)	-	(18)
Preference share dividends	-	-	-	-	(59)	(59)
Earnings attributable to Enbridge Inc. common shareholders	431	19	107	87	112	756
Additions to property, plant and equipment[2]	1,516	111	211	787	10	2,635

Three months ended June 30, 2013	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate [1]	Consolidated
(millions of Canadian dollars)
Revenues	323	495	5,135	1,777	-	7,730
Commodity and gas distribution costs	-	(212)	(4,749)	(1,107)	-	(6,068)
Operating and administrative	(252)	(135)	(120)	(282)	(7)	(796)
Depreciation and amortization	(103)	(79)	(16)	(131)	(5)	(334)
Environmental costs, net of recoveries	(51)	-	-	(5)	-	(56)
	(83)	69	250	252	(12)	476
Income/(loss) from equity investments	36	-	31	14	(17)	64
Other income/(expense)	10	1	5	7	(192)	(169)
Interest income/(expense)	(73)	(38)	(20)	(98)	25	(204)
Income taxes recovery/(expense)	44	(5)	(106)	(63)	89	(41)
Earnings/(loss)	(66)	27	160	112	(107)	126
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(1)	-	-	(40)	-	(41)
Preference share dividends	-	-	-	-	(43)	(43)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	(67)	27	160	72	(150)	42
Additions to property, plant and equipment[2]	863	118	128	485	5	1,599

Six months ended June 30, 2014	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate [1]	Consolidated
(millions of Canadian dollars)
Revenues	1,438	1,914	12,708	4,487	-	20,547
Commodity and gas distribution costs	-	(1,183)	(12,169)	(2,950)	-	(16,302)
Operating and administrative	(535)	(270)	(84)	(664)	(6)	(1,559)
Depreciation and amortization	(238)	(172)	(35)	(305)	(9)	(759)
Environmental costs, net of recoveries	7	-	-	(48)	-	(41)
	672	289	420	520	(15)	1,886
Income/(loss) from equity investments	75	-	78	35	(9)	179
Other income/(expense)	3	2	9	(2)	65	77
Interest income/(expense)	(174)	(80)	(43)	(221)	49	(469)
Income taxes recovery/(expense)	(99)	(56)	(166)	(97)	25	(393)
Earnings from continuing operations	477	155	298	235	115	1,280
Discontinued operations
Earnings from discontinued operations before income tax	-	-	73	-	-	73
Income taxes from discontinued operations	-	-	(27)	-	-	(27)
Earnings from discontinued operations	-	-	46	-	-	46
Earnings	477	155	344	235	115	1,326
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(2)	-	-	(64)	-	(66)
Preference share dividends	-	-	-	-	(114)	(114)
Earnings attributable to Enbridge Inc. common shareholders	475	155	344	171	1	1,146
Additions to property, plant and equipment[2]	3,014	208	329	1,469	24	5,044

Six months ended June 30, 2013	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate [1]	Consolidated
(millions of Canadian dollars)
Revenues	867	1,561	9,658	3,541	-	15,627
Commodity and gas distribution costs	-	(878)	(9,197)	(2,271)	-	(12,346)
Operating and administrative	(490)	(269)	(161)	(542)	2	(1,460)
Depreciation and amortization	(203)	(158)	(31)	(255)	(9)	(656)
Environmental costs, net of recoveries	(51)	-	-	(188)	-	(239)
	123	256	269	285	(7)	926
Income from equity investments	61	-	64	27	13	165
Other income/(expense)	20	2	20	4	(263)	(217)
Interest expense	(144)	(78)	(38)	(191)	(8)	(459)
Income taxes recovery/(expense)	22	(46)	(126)	(75)	122	(103)
Earnings/(loss)	82	134	189	50	(143)	312
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(2)	-	-	64	-	62
Preference share dividends	-	-	-	-	(82)	(82)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	80	134	189	114	(225)	292
Additions to property, plant and equipment[2]	1,630	221	266	930	9	3,056

1         Included within the Corporate segment was Interest income of $161 million and $316 million for the three and six months ended June 30, 2014, respectively, (2013 - $101 million and $193 million, respectively) charged to other operating segments.

2         Includes allowance for equity funds used during construction.

The Company has downwardly revised both Commodity sales and Commodity costs by $117 million and $237 million for the three and six months ended June 30, 2013 relating to a correction to intercompany transactions within the Gas Pipelines, Processing and Energy Services segment, as discussed in Note 4 to the consolidated financial statements for the year ended December 31, 2013. This presentation matter had no net effect on the margin, earnings or cash flows for the period.

TOTAL ASSETS

	June 30, 2014	December 31, 2013
(millions of Canadian dollars)
Liquids Pipelines	24,245	20,950
Gas Distribution	8,547	7,942
Gas Pipelines, Processing and Energy Services	6,906	7,015
Sponsored Investments	19,798	18,527
Corporate	3,511	3,134
	63,007	57,568